Quarterly information (unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly information (unaudited)
Quarterly information (unaudited)

18. Quarterly information (unaudited)

The following tables contain unaudited quarterly financial data (in thousands, except per share amounts) for the years ended December 31, 2009 and 2010.

	Quarters ended
2009	March 31	June 30	September 30	December 31	Full year

Total revenues	$70,952	$68,182	$ 62,819	$77,611	$279,564
Programming costs	(32,215)	(31,301)	(31,680)	(32,332)	(127,528)
Contract termination fees expense	—	—	—	(4,718)	(4,718)
Operating costs	(4,012)	(4,488)	(3,405)	(3,428)	(15,333)
Selling, marketing, general and administrative expenses	(17,339)	(12,037)	(13,042)	(13,149)	(55,567)
Gain on sale of film library	—	—	—	682	682

Income from operations	17,386	20,356	14,692	24,666	77,100
Interest expense	(24,837)	(25,678)	(24,884)	(25,140)	(100,539)
Gain on sale of discontinued operations	—	—	—	847	847

Net (loss) income	$(7,451)	$(5,322)	$(10,192)	$373	$(22,592)

Net (loss) income per share	$(0.07)	$(0.05)	$ (0.10)	$—	$(0.22)

	Quarters ended
2010	March 31	June 30	September 30	December 31	Full year

Total revenues	$68,378	$65,709	$ 62,520	$ 90,665	$287,272
Programming costs	(29,157)	(30,214)	(31,246)	(34,632)	(125,249)
Contract termination fees expense	(103)	—	—	—	(103)
Operating costs	(2,594)	(2,713)	(3,092)	(3,427)	(11,826)
Selling, marketing, general and administrative expenses	(13,384)	(13,106)	(19,755)	(15,690)	(61,935)
Gain on sale of film library	—	(155)	—	874	719

Income from operations	23,140	19,521	8,427	37,790	88,878
Interest expense	(25,464)	(25,606)	(2,509)	(2,408)	(55,987)
Income tax expense	—	(2,897)	—	(5,913)	(8,810)
Gain on sale of discontinued operations	—	—	—	—	—

Net (loss) income	$(2,324)	$(8,982)	$ 5,918	$ 29,469	$24,081

Net (loss) income per share	$(0.02)	$(0.08)	$ —	$ 0.05	$0.03

See footnotes 3 and 16 above for discussions regarding non-routine quarterly activity.